Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 15, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Impairments of intangible assets			$ 0	$ 0	$ 0	$ 0
Amortization expense	$ 3,909,000		3,909,000		$ 300,000	$ 0	$ 0
Amortization of lease acquisition cost	7,500		15,000
Amortization expense	$ 1,821,000	$ 0	$ 3,624,000	$ 0